Transactions With Directors and Other Key Management Personnel	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Transactions With Directors and Other Key Management Personnel

39. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL

The Directors of Santander UK Group Holdings plc did not receive any remuneration in respect of their services to the Company. The remuneration disclosures in these financial statements reflect their remuneration in respect of the Santander UK plc group.

a) Remuneration of Directors and Other Key Management Personnel

The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

Directors’ remuneration	2018 £	2017 £	2016 £
Salaries and fees	5,028,434	4,406,908	3,604,999
Performance-related payments(1)	5,194,317	3,685,464	2,330,000
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,467,011	1,580,321	635,493
Expenses	25,198	96,358	120,302

Total remuneration	11,714,960	9,769,051	6,690,794

Directors’ and Other Key Management Personnel compensation	2018 £	2017 £	2016 £
Short-term employee benefits(2)	24,445,189	24,642,085	24,757,161
Post-employment benefits(3)	2,399,261	2,292,857	1,918,144

Total compensation	26,844,450	26,934,942	26,675,305

(1)	In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in Note 38.
(2)

Excludes grants of shares in Banco Santander SA made as buy-outs of deferred performance-related payments in 2018 of 189,381 shares in connection with previous employment for five individuals (2017: 603,614; 2016: nil). Excludes payments made as buy-outs of deferred performance-related payments of £266,667 in connection with previous employment for one individual (2017: £52,100 for one individual; 2016: £2,732,357 for five individuals).

(3)	Termination payments of £847,388 were paid in 2018 to two key management persons (2017: nil).

In 2018, the remuneration, excluding pension contributions, of the highest paid Director, was £4,635,497 (2017: £4,714,578) of which £2,317,000 (2017: £2,425,000) was performance related. In 2018, there was no pension benefit accrued for the highest paid Director but in respect of the qualifying past services to Santander UK to 31 May 2009 he has a deferred pension benefit accruing under a defined benefit scheme of £20,402 p.a. (2017: £15,450 p.a.).

b) Retirement benefits

Defined benefit pension schemes are provided to certain employees. See Note 31 for details of the schemes and the related costs and obligations. As described above, one director, being the highest paid director, has a deferred pension benefit accruing under a defined benefit scheme. Ex gratia pensions paid to former Directors of Santander UK plc in 2018, which have been provided for previously, amounted to £87,300 (2017: £2,482; 2016: £14,893). In 1992, the Board decided not to award any new such ex gratia pensions.

c) Transactions with Directors, Other Key Management Personnel and each of their connected persons

Directors, Other Key Management Personnel (Defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

	2018		2017
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	7	1,216	17	5,195
Net movements	9	1,819	(10)	(3,979)

At 31 December	16	3,035	7	1,216

Deposit, bank and instant access accounts and investments
At 1 January	25	13,184	26	9,138
Net movements	5	(2,221)	(1)	4,046

At 31 December	30	10,963	25	13,184

In 2018 and 2017, no Director held any interest in the shares of any company in the Santander UK group and no Director exercised or was granted any rights to subscribe for shares in any company in the Santander UK group. In addition, in 2018 and 2017, no Directors exercised share options over shares in Banco Santander SA, the ultimate parent company of the Company. At 31 December 2018, one interest-free loan from Banco Santander SA had been advanced to a Director, amounting to £344,348 (2017: £510,901). Two Directors and one Key Management Person received benefits in kind from Banco Santander SA totalling £485,334 and £2,024, respectively, in 2018.

Secured loans, unsecured loans and overdrafts are made to Directors, Other Key Management Personnel and their connected persons, in the ordinary course of business, with terms prevailing for comparable transactions and on the same terms and conditions as applicable to other employees in the Santander UK group. Such loans do not involve more than the normal risk of collectability or present any unfavourable features. Amounts deposited by Directors, Other Key Management Personnel and their connected persons earn interest at the same rates as those offered to the market or on the same terms and conditions applicable to other employees in the Santander UK group. Deposits, bank and instant access accounts and investments are entered into by Directors, Other Key Management Personnel and their connected persons on normal market terms and conditions, or on the same terms and conditions as applicable to other employees in Santander UK group.

In 2018, loans were made to eight Directors (2017: two Directors), with a principal amount of £65,232 outstanding at 31 December 2018 (2017: £53,452). In 2018, loans were made to eight Other Key Management Personnel (2017: five), with a principal amount of £2,969,462 outstanding at 31 December 2018 (2017: £1,162,384).

In 2018 and 2017, there were no other transactions, arrangements or agreements with Santander UK in which Directors, Other Key Management Personnel or their connected persons had a material interest. In addition, in 2018 and 2017, no Director had a material interest in any contract of significance with Santander UK other than a service contract.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Transactions With Directors and Other Key Management Personnel

15. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL

The Directors of Santander UK Group Holdings plc did not receive any remuneration in respect of their services to the Company. The remuneration disclosures in respect of the Santander UK group are set out in Note 39 to the Consolidated Financial Statements.